FINANCE LEASES - Right-of-Use Finance Lease Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change In Right-Of-Use Finance Lease Assets [Roll Forward]
Vessel under capital leases, beginning balance	$ 113,480	$ 193,987
Additions	0	6,430
Depreciation	(14,945)	(16,928)
Impairment	0	(70,009)
Vessel under capital leases, ending balance	$ 98,535	$ 113,480